Share-Based Compensation Plans - Schedule of Share-Based Compensation Expense for Stock Options Using the Black-Scholes Option Pricing Model (Details)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation Plans - Schedule of Share-Based Compensation Expense for Stock Options Using the Black-Scholes Option Pricing Model (Details) [Line Items]
Dividend yield
Expected volatility	50.00%
Risk-free interest rate	3.75%
Expected life (years)	10